Financial liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2019	Sep 30, 2020
Non‑current liabilities
Non‑current portion of secured bank loans	968	501
Municipal loans	610	—
Total non‑current loans	1,578	501
Lease liabilities	18,069	18,052
Total non‑current liabilities	19,647	18,553

Current liabilities
Current portion of secured bank loans	802	868
Other bank loans	—	406
Bank overdrafts	2,636	3,345
Municipal loans	250	—
Total current loans	3,688	4,619
Current portion of lease liabilities	3,635	3,295
Total current liabilities	7,323	7,914

Total non‑current and current liabilities	26,970	26,467

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2019		Sep 30, 2020
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	3.95%	2018‑25	1,770	1,770	1,369	1,369
Other bank loan	USD	1%	2020-22	—	—	406	406
Municipal loan	EUR	8.25%; plus 1.5% profit-related; 0.75% on losses	2018-23	500	500	—	—
Municipal loan	EUR	8%; plus 1.5% profit-related; 0.75% on losses	2021	360	360	—	—
Bank overdrafts	EUR	4.46%	Rollover	476	476	490	490
Bank overdrafts	EUR	3.75%	Rollover	2,160	2,160	2,405	2,405
Bank overdrafts	EUR	3.59%	Rollover	—	—	450	450
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-8.9%	2017-31	21,704	21,704	21,347	21,347
Total interest‑bearing financial liabilities				26,970	26,970	26,467	26,467

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2019	Sep 30, 2020
Trade payables	8,554	12,052
Government grants (deferred income)	11,289	10,646
Liability for Virtual Stock Option Program	2,769	—
Contract liabilities	3,748	3,134
Others	5,258	9,866
Trade payables and other liabilities	31,618	35,698
Non‑current	9,941	9,296
Current	21,677	26,402